Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other current financial assets	SFr 51.8	SFr 56.4
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	51.8	56.4
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	22.3	12.7
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	17.3	18.1
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	12.3	25.5
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	SFr 0.0	SFr 0.0